Commitments and Contingencies (Details) $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jul. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 11, 2013 Entity
Other Commitments [Line Items]
Other intangible assets, net			$ 10,758	$ 7,780	$ 9,323
Redeemable Noncontrolling Interest, Equity, Fair Value			35	40
Operating Leases, Rent Expense			$ 60	$ 82	$ 47
ICE Endex [Member]
Other Commitments [Line Items]
Repurchase Agreement, Maximum Repurchase Percentage			25.00%
Equity Method Investmetn, Ownership Percentage by External Investors			21.00%
NYSE AMEX OPTIONS [Member]
Other Commitments [Line Items]
Number of US Options Exchanges | Entity						2
Number of External Investors, Significant Equity Interest Sold | Entity						7
Equity Method Investment, Additional Interest Acquired	0.16	0.16
Payments to Acquire Businesses and Interest in Affiliates	$ 128	$ 129
NYSE BV [Member]
Other Commitments [Line Items]
Equity Method Investmetn, Ownership Percentage by External Investors			20.00%
ATG Americas Trading Group [Member]
Other Commitments [Line Items]
Equity Method Investmetn, Ownership Percentage by External Investors			80.00%